PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6  -          PROPERTY AND EQUIPMENT, NET

A.      Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2015	2014
Cost:
Operating equipment (*)	43,740	46,947
Office furniture, equipment and computers	24,790	23,858
Land	1,022	1,022
Buildings	1,845	1,855
Vehicles	3,810	3,412
Leasehold improvements	3,616	3,088
	78,823	80,182
Less – accumulated depreciation and amortization (**)	(47,309)	(48,274)
Total property and equipment, net	31,514	31,908

(*)	As December 31, 2015 and 2014, an amount of US$ 26 million and US$ 26 million is subject to operating lease transactions, respectively.

(**)	As at December 31, 2015 and 2014, an amount of US$ 10.4 million and US$ 10.4 million is subject to operating lease transactions, respectively.

B.     In the years ended December 31, 2015, 2014 and 2013, depreciation expense was US$ 10.9 million, US$ 11.2 million and US$ 11.1 million, respectively and additional equipment was purchased in an amount of US$ 18.7 million, US$ 15 million and US$ 14.2 million, respectively.

C.      After deduction of the cost and the accumulated depreciation of items fully depreciated.